FAIR VALUE MEASUREMENT (Details) - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Assets	$ 1,797,575,691	$ 1,515,623,350
Employer securities
EBP, Investment, Fair Value and NAV [Line Items]
Assets	65,612,036	62,406,217
Self-directed brokerage
EBP, Investment, Fair Value and NAV [Line Items]
Assets	48,560,404	34,916,470
Total
EBP, Investment, Fair Value and NAV [Line Items]
Assets	1,797,575,691	1,515,623,350
Total | Shares of registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Assets	1,312,358,458	1,074,390,682
Total | Employer securities
EBP, Investment, Fair Value and NAV [Line Items]
Assets	65,612,036	62,406,217
Total | Self-directed brokerage
EBP, Investment, Fair Value and NAV [Line Items]
Assets	48,560,404	34,916,470
Total | Other investments
EBP, Investment, Fair Value and NAV [Line Items]
Assets	371,044,793	343,909,981
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Assets	1,426,530,898	1,171,713,369
Level 1 | Shares of registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Assets	1,312,358,458	1,074,390,682
Level 1 | Employer securities
EBP, Investment, Fair Value and NAV [Line Items]
Assets	65,612,036	62,406,217
Level 1 | Self-directed brokerage
EBP, Investment, Fair Value and NAV [Line Items]
Assets	48,560,404	34,916,470
Level 1 | Other investments
EBP, Investment, Fair Value and NAV [Line Items]
Assets	0	0
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Assets	371,044,793	343,909,981
NAV | Shares of registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Assets	0	0
NAV | Employer securities
EBP, Investment, Fair Value and NAV [Line Items]
Assets	0	0
NAV | Self-directed brokerage
EBP, Investment, Fair Value and NAV [Line Items]
Assets	0	0
NAV | Other investments
EBP, Investment, Fair Value and NAV [Line Items]
Assets	$ 371,044,793	$ 343,909,981